Parent company financial statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Parent company financial statements	Parent company financial statements:

	As of December 31,
Balance sheet	2020	2019
Assets
Cash and cash equivalents(1)	$5,310	$4,673
Investments:
Equity securities, at fair value	1,173	—
Investment in subsidiaries(1)	1,378,347	782,565
Other assets	12,240	6,292
Goodwill	29	29
Total assets	$1,397,099	$793,559
Liabilities and shareholders' equity
Liabilities
Borrowings	$106,299	$30,930
Accrued expenses and other liabilities	(489)	300
Total liabilities	105,810	31,230
Shareholders' equity
Common stock	47,222	31,034
Additional paid-in capital	898,847	425,633
Retained earnings	317,625	293,524
Accumulated other comprehensive income	27,595	12,138
Total shareholders' equity	1,291,289	762,329
Total liabilities and shareholders' equity	$1,397,099	$793,559
(1) Eliminates in Consolidation

	For the years ended December 31,
Income Statements	2020	2019	2018
Income
Dividend income from subsidiaries(1)	$49,706	$—	$—
Gain on investments	217	—	—
(Loss) gain on other assets	—	(16)	297
Other income	1,732	211	—
Total income	51,655	195	297
Expenses
Interest expense	3,122	1,638	1,651
Salaries, legal and professional fees	1,458	1,056	1,481
Other noninterest expense	283	120	960
Total expenses	4,863	2,814	4,092
Income (loss) before income tax benefit and equity in undistributed earnings of subsidiaries	46,792	(2,619)	(3,795)
Federal and state income tax benefit	(1,155)	(683)	(746)
Income (loss) before equity in undistributed earnings of subsidiaries	47,947	(1,936)	(3,049)
Equity in undistributed earnings from subsidiaries(1)	15,674	85,750	83,285
Net income	$63,621	$83,814	$80,236
(1) Eliminates in Consolidation

	For the years ended December 31,
Statement of Cash Flows	2020	2019	2018
Operating Activities
Net income	$63,621	$83,814	$80,236
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(15,674)	(85,750)	(83,285)
Gain on investments	(217)	—	—
Loss (gain) on other assets	—	16	(297)
Stock-based compensation expense	10,214	7,089	7,207
(Increase) decrease in other assets	(9,717)	1,056	(441)
Decrease in other liabilities	(13,363)	(9,711)	(7,737)
Net provided by (used in) operating activities	34,864	(3,486)	(4,317)
Investing Activities
Proceeds from sale of other assets	—	—	869
Net cash paid in business combinations (See Note 2)	(35,505)	—	—
Net cash (used in) provided by investing activities	(35,505)	—	869
Financing Activities
Accretion of interest rate premium on subordinated debt	(436)	—	—
Payment of dividends	(14,264)	(10,045)	(6,137)
Proceeds of other borrowings	15,000	—	—
Net proceeds from sale of common stock	978	804	1,196
Net cash used in financing activities	1,278	(9,241)	(4,941)
Net decrease in cash and cash equivalents	637	(12,727)	(8,389)
Cash and cash equivalents at beginning of year	4,673	17,400	25,789
Cash and cash equivalents at end of year	$5,310	$4,673	$17,400
Supplemental noncash disclosures:
Dividends declared not paid on restricted stock units	$238	$149	$226
Noncash dividend from Bank	956	—	572